Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2020 and 2021:

	Consolidated VIEs	Significant unconsolidated VIEs
2020	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,160	—	—
Asset-backed securitizations	572	77	7
Investments in securitization products	370	—	—
Investment funds	2,694	2,299	514
Trust arrangements and other	19	—	—

Total	5,815	2,376	521

	Consolidated VIEs	Significant unconsolidated VIEs
2021	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,628	—	—
Asset-backed securitizations	921	127	48
Investments in securitization products	390	—	—
Investment funds	2,299	3,219	768
Trust arrangements and other	5,535	—	—

Total	11,773	3,346	816

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2020 and 2021:

Assets on balance sheets related to unconsolidated VIEs:	2020	2021
	(in billions of yen)
Trading account assets	108	127
Investments	267	513
Loans	55	66

Total	430	706

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2020	2021
	(in billions of yen)
Payables under securities lending transactions	47	53
Trading account liabilities	2	2

Total	49	55

Maximum exposure to loss (Note)	521	816

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.